Document and Entity Information	Dec. 15, 2023
Cover [Abstract]
Entity Registrant Name	IMPEL PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001445499
Document Type	8-K
Document Period End Date	Dec. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40353
Entity Tax Identification Number	26-3058238
Entity Address, Address Line One	201 Elliott Avenue West
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	(206)
Local Phone Number	568-1466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	IMPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false